Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
	Mar. 31, 2026	Mar. 31, 2025
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 11,269	¥ 9,650
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	4,125	2,896
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	3,141	2,629
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	2,587	2,655
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 1,416	¥ 1,470